Restatement of Previously Issued Financial Statements (Details) - Schedule of shareholders' equity	Sep. 30, 2021 USD ($)
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of shareholders' equity [Line Items]
Number of class B ordinary shares	$ 7,100,000
Class B ordinary shares	7,100
Additional paid-in capital	8,368,266
Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of shareholders' equity [Line Items]
Number of class B ordinary shares	(5,000,000)
Class B ordinary shares	(5,000)
Additional paid-in capital	5,000
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of shareholders' equity [Line Items]
Number of class B ordinary shares	2,100,000
Class B ordinary shares	2,100
Additional paid-in capital	$ 8,373,266